Item 1. Schedule of Investments:
--------------------------------

Putnam Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam Investors Fund

The fund's portfolio
October 31, 2004 (Unaudited)

Common stocks (99.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.6%)
-----------------------------------------------------------------------------------------------------------
        345,500  Omnicom Group, Inc. (S)                                                        $27,259,950

Aerospace and Defense (2.5%)
-----------------------------------------------------------------------------------------------------------
        564,600  Boeing Co. (The)                                                                28,173,540
      1,072,534  Lockheed Martin Corp.                                                           59,085,898
         29,026  Rockwell Collins, Inc. (S)                                                       1,029,552
        203,000  United Technologies Corp.                                                       18,842,460
                                                                                              -------------
                                                                                                107,131,450

Airlines (0.7%)
-----------------------------------------------------------------------------------------------------------
      2,045,297  Southwest Airlines Co. (S)                                                      32,254,334

Automotive (0.2%)
-----------------------------------------------------------------------------------------------------------
        171,700  Lear Corp.                                                                       9,258,064

Banking (5.4%)
-----------------------------------------------------------------------------------------------------------
      1,535,935  Commerce Bancorp, Inc. (S)                                                      90,988,789
        509,602  Fifth Third Bancorp (S)                                                         25,067,322
        261,800  Investors Financial Services Corp.                                              10,076,682
        365,904  North Fork Bancorp., Inc. (S)                                                   16,136,366
        328,000  State Street Corp.                                                              14,776,400
      2,684,665  U.S. Bancorp                                                                    76,808,266
                                                                                              -------------
                                                                                                233,853,825

Beverage (0.1%)
-----------------------------------------------------------------------------------------------------------
         15,240  Anheuser-Busch Cos., Inc.                                                          761,238
         32,321  Coca-Cola Co. (The)                                                              1,314,172
         13,626  PepsiCo, Inc.                                                                      675,577
                                                                                              -------------
                                                                                                  2,750,987

Biotechnology (1.2%)
-----------------------------------------------------------------------------------------------------------
        917,721  Amgen, Inc. (NON)                                                               52,126,553
          9,798  Biogen Idec, Inc. (NON)                                                            569,852
          5,000  Genzyme Corp. (NON)                                                                262,350
                                                                                              -------------
                                                                                                 52,958,755

Broadcasting (0.3%)
-----------------------------------------------------------------------------------------------------------
        359,618  Viacom, Inc. Class B                                                            13,122,461

Building Materials (0.7%)
-----------------------------------------------------------------------------------------------------------
        842,759  Masco Corp. (S)                                                                 28,872,923

Cable Television (0.6%)
-----------------------------------------------------------------------------------------------------------
         57,991  Comcast Corp. Class A (Special) (NON)                                            1,684,059
        697,965  Echostar Communications Corp. Class A
                 (NON) (S)                                                                       22,069,653
                                                                                              -------------
                                                                                                 23,753,712

Chemicals (--%)
-----------------------------------------------------------------------------------------------------------
         32,800  E.I. du Pont de Nemours & Co.                                                    1,406,136

Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
         17,900  ARAMARK Corp. Class B                                                              403,645
          9,200  eBay, Inc. (NON)                                                                   898,012
        377,136  Iron Mountain, Inc. (NON) (S)                                                   12,464,345
        698,195  Yahoo!, Inc.                                                                    25,267,677
                                                                                              -------------
                                                                                                 39,033,679

Communications Equipment (2.8%)
-----------------------------------------------------------------------------------------------------------
      6,253,758  Cisco Systems, Inc. (NON)                                                      120,134,691

Computers (1.3%)
-----------------------------------------------------------------------------------------------------------
      2,009,000  EMC Corp. (NON)                                                                 25,855,830
        901,749  Hewlett-Packard Co.                                                             16,826,636
         64,100  Lexmark International, Inc. (NON)                                                5,327,351
        253,400  Network Appliance, Inc. (NON) (S)                                                6,200,698
                                                                                              -------------
                                                                                                 54,210,515

Conglomerates (2.6%)
-----------------------------------------------------------------------------------------------------------
        353,200  ITT Industries, Inc.                                                            28,658,648
      2,623,074  Tyco International, Ltd. (Bermuda) (S)                                          81,708,755
                                                                                              -------------
                                                                                                110,367,403

Construction (0.2%)
-----------------------------------------------------------------------------------------------------------
      5,530,865  Aggregate Industries PLC (United
                 Kingdom)                                                                         9,373,115

Consumer (0.4%)
-----------------------------------------------------------------------------------------------------------
        611,500  Eastman Kodak Co. (S)                                                           18,516,220

Consumer Finance (4.8%)
-----------------------------------------------------------------------------------------------------------
      1,073,761  Capital One Financial Corp. (S)                                                 79,200,611
      1,734,264  Countrywide Financial Corp.                                                     55,375,050
          3,200  First Marblehead Corp. (The) (NON)                                                 171,520
      1,103,487  MBNA Corp. (S)                                                                  28,282,372
      2,980,940  Providian Financial Corp. (NON) (S)                                             46,353,617
                                                                                              -------------
                                                                                                209,383,170

Consumer Goods (0.1%)
-----------------------------------------------------------------------------------------------------------
         20,400  Alberto-Culver Co.                                                                 915,144
         22,330  Avon Products, Inc.                                                                883,152
         16,983  Colgate-Palmolive Co.                                                              757,781
                                                                                              -------------
                                                                                                  2,556,077

Consumer Services (0.1%)
-----------------------------------------------------------------------------------------------------------
        108,900  Alliance Data Systems Corp. (NON)                                                4,604,292

Containers (--%)
-----------------------------------------------------------------------------------------------------------
         10,700  Sealed Air Corp. (NON) (S)                                                         530,078

Electric Utilities (0.1%)
-----------------------------------------------------------------------------------------------------------
         23,700  Edison International                                                               722,850
         18,134  Entergy Corp.                                                                    1,185,238
         21,100  Exelon Corp.                                                                       835,982
         26,200  PG&E Corp. (NON)                                                                   839,448
         63,525  Sierra Pacific Resources (NON) (S)                                                 609,840
                                                                                              -------------
                                                                                                  4,193,358

Electronics (3.3%)
-----------------------------------------------------------------------------------------------------------
        329,500  Analog Devices, Inc.                                                            13,265,670
      3,665,640  Intel Corp.                                                                     81,597,146
         17,000  Jabil Circuit, Inc. (NON) (S)                                                      413,270
        587,700  Linear Technology Corp. (S)                                                     22,262,076
         43,400  Motorola, Inc.                                                                     749,084
      1,247,365  SanDisk Corp. (NON) (S)                                                         26,032,508
                                                                                              -------------
                                                                                                144,319,754

Energy (0.8%)
-----------------------------------------------------------------------------------------------------------
         42,086  GlobalSantaFe Corp. (Cayman Islands)                                             1,241,537
        688,406  Noble Corp. (Cayman Islands) (NON)                                              31,446,386
                                                                                              -------------
                                                                                                 32,687,923

Entertainment (--%)
-----------------------------------------------------------------------------------------------------------
          1,300  Dreamworks Animation SKG, Inc. Class A
                 (NON)                                                                               50,765

Financial (8.6%)
-----------------------------------------------------------------------------------------------------------
      3,928,705  Citigroup, Inc. (SEG)                                                          174,316,641
      1,513,754  Fannie Mae                                                                     106,189,843
        958,721  Freddie Mac                                                                     63,850,819
        754,800  PMI Group, Inc. (The) (S)                                                       29,301,336
                                                                                              -------------
                                                                                                373,658,639

Food (--%)
-----------------------------------------------------------------------------------------------------------
         18,050  Dean Foods Co. (NON)                                                               538,793

Gaming & Lottery (0.7%)
-----------------------------------------------------------------------------------------------------------
        528,970  Harrah's Entertainment, Inc. (S)                                                30,955,324

Health Care Services (5.9%)
-----------------------------------------------------------------------------------------------------------
        326,561  AmerisourceBergen Corp. (S)                                                     17,973,917
      1,678,687  Cardinal Health, Inc.                                                           78,478,617
        554,881  CIGNA Corp. (S)                                                                 35,212,748
        422,200  Community Health Systems, Inc. (NON)                                            11,323,404
        504,450  Express Scripts, Inc. (NON)                                                     32,284,800
        255,700  Laboratory Corp. of America Holdings
                 (NON) (S)                                                                       11,711,060
          8,100  Medco Health Solutions, Inc. (NON)                                                 274,671
        135,000  Quest Diagnostics, Inc.                                                         11,817,900
        365,643  UnitedHealth Group, Inc.                                                        26,472,553
        320,400  WellPoint Health Networks, Inc. (NON)                                           31,290,264
                                                                                              -------------
                                                                                                256,839,934

Homebuilding (1.8%)
-----------------------------------------------------------------------------------------------------------
        831,657  Lennar Corp. (S)                                                                37,407,932
         66,687  NVR, Inc. (NON) (S)                                                             41,812,749
         11,630  Pulte Homes, Inc.                                                                  638,254
                                                                                              -------------
                                                                                                 79,858,935

Household Furniture and Appliances (0.2%)
-----------------------------------------------------------------------------------------------------------
        122,200  Whirlpool Corp.                                                                  7,179,250

Industrial (--%)
-----------------------------------------------------------------------------------------------------------
          5,448  3M Co.                                                                             422,601

Insurance (7.2%)
-----------------------------------------------------------------------------------------------------------
      2,194,577  ACE, Ltd. (Cayman Islands) (S)                                                  83,525,601
        882,200  American International Group, Inc.                                              53,558,362
        423,600  AON Corp.                                                                        8,645,676
        265,000  Chubb Corp. (The)                                                               19,114,450
        970,776  Everest Re Group, Ltd. (Bermuda)                                                77,050,491
        341,800  Hartford Financial Services Group, Inc.
                 (The)                                                                           19,988,464
        255,300  MetLife, Inc.                                                                    9,790,755
        842,800  St. Paul Travelers Cos., Inc. (The) (S)                                         28,621,488
        372,800  Willis Group Holdings, Ltd. (Bermuda)                                           13,402,160
                                                                                              -------------
                                                                                                313,697,447

Investment Banking/Brokerage (2.4%)
-----------------------------------------------------------------------------------------------------------
        243,480  Bear Stearns Cos., Inc. (The) (S)                                               23,069,730
        621,829  Lehman Brothers Holdings, Inc.                                                  51,083,252
        620,700  Morgan Stanley                                                                  31,711,563
                                                                                              -------------
                                                                                                105,864,545

Leisure (0.8%)
-----------------------------------------------------------------------------------------------------------
        571,159  Harley-Davidson, Inc. (S)                                                       32,881,624

Lodging/Tourism (0.5%)
-----------------------------------------------------------------------------------------------------------
          4,300  Four Seasons Hotels, Inc. (Canada)                                                 290,766
        451,571  Royal Caribbean Cruises, Ltd. (Liberia)                                         21,043,209
                                                                                              -------------
                                                                                                 21,333,975

Manufacturing (--%)
-----------------------------------------------------------------------------------------------------------
          6,200  Dover Corp.                                                                        243,474

Media (0.3%)
-----------------------------------------------------------------------------------------------------------
         15,700  Fox Entertainment Group, Inc. Class A
                 (NON)                                                                              465,662
        290,900  IAC/InterActiveCorp. Class B (NON)                                               6,289,258
        321,300  Walt Disney Co. (The)                                                            8,103,186
                                                                                              -------------
                                                                                                 14,858,106

Medical Technology (--%)
-----------------------------------------------------------------------------------------------------------
         10,169  Baxter International, Inc.                                                         312,798
          7,400  Guidant Corp.                                                                      492,988
         23,300  Medtronic, Inc.                                                                  1,190,863
                                                                                              -------------
                                                                                                  1,996,649

Metals (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,580,855  BHP Billiton PLC (United Kingdom)                                               16,030,934
        332,968  BHP Billiton PLC ADR (United Kingdom)
                 (S)                                                                              6,802,536
                                                                                              -------------
                                                                                                 22,833,470

Oil & Gas (6.1%)
-----------------------------------------------------------------------------------------------------------
        362,000  Amerada Hess Corp.                                                              29,217,020
         20,600  Apache Corp.                                                                     1,044,420
        655,584  Canadian Natural Resources, Ltd.
                 (Canada)                                                                        27,567,321
        491,600  ChevronTexaco Corp.                                                             26,084,296
      3,445,352  ExxonMobil Corp.                                                               169,580,225
        294,100  Marathon Oil Corp.                                                              11,208,151
                                                                                              -------------
                                                                                                264,701,433

Pharmaceuticals (8.3%)
-----------------------------------------------------------------------------------------------------------
         25,125  Abbott Laboratories (S)                                                          1,071,079
          9,543  Eli Lilly Co.                                                                      524,006
        740,420  Forest Laboratories, Inc. (NON)                                                 33,022,732
      2,417,211  Johnson & Johnson                                                              141,116,778
      1,054,300  Merck & Co., Inc.                                                               33,010,133
      4,487,664  Pfizer, Inc.                                                                   129,917,873
        776,038  Teva Pharmaceutical Industries, Ltd. ADR
                 (Israel) (S)                                                                    20,176,988
                                                                                              -------------
                                                                                                358,839,589

Photography/Imaging (0.7%)
-----------------------------------------------------------------------------------------------------------
      2,156,135  Xerox Corp. (NON) (S)                                                           31,846,114

Railroads (0.6%)
-----------------------------------------------------------------------------------------------------------
        508,050  Canadian National Railway Co. (Canada)                                          27,460,103

Real Estate (0.7%)
-----------------------------------------------------------------------------------------------------------
        939,185  General Growth Properties, Inc. (R) (S)                                         30,983,713

Regional Bells (0.1%)
-----------------------------------------------------------------------------------------------------------
         14,300  BellSouth Corp.                                                                    381,381
         28,952  SBC Communications, Inc.                                                           731,328
         30,222  Verizon Communications, Inc.                                                     1,181,680
                                                                                              -------------
                                                                                                  2,294,389

Restaurants (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,416,900  McDonald's Corp.                                                                41,302,635
         10,200  Starbucks Corp. (NON)                                                              539,376
        106,800  Yum! Brands, Inc. (S)                                                            4,645,800
                                                                                              -------------
                                                                                                 46,487,811

Retail (9.2%)
-----------------------------------------------------------------------------------------------------------
        273,541  AutoZone, Inc. (NON) (S)                                                        22,378,389
        877,794  Bed Bath & Beyond, Inc. (NON)                                                   35,805,217
        438,700  Best Buy Co., Inc. (S)                                                          25,979,814
        265,300  Coach, Inc. (NON)                                                               12,370,939
        992,054  Family Dollar Stores, Inc.                                                      29,315,196
        351,700  Gap, Inc. (The)                                                                  7,026,966
      1,043,800  Home Depot, Inc. (The)                                                          42,879,304
        350,885  Kohl's Corp. (NON) (S)                                                          17,810,923
        247,900  Kroger Co. (NON) (S)                                                             3,745,769
      1,473,392  Lowe's Cos., Inc. (S)                                                           82,922,502
         25,380  Michaels Stores, Inc.                                                              738,558
      1,132,900  Office Depot, Inc. (NON)                                                        18,341,651
        910,576  Rent-A-Center, Inc. (NON)                                                       21,844,718
        792,008  Ross Stores, Inc.                                                               20,806,050
      1,370,162  Staples, Inc. (S)                                                               40,748,618
        397,600  Supervalu, Inc. (S)                                                             11,725,224
         11,400  Target Corp.                                                                       570,228
         31,737  Wal-Mart Stores, Inc.                                                            1,711,259
                                                                                              -------------
                                                                                                396,721,325

Schools (1.1%)
-----------------------------------------------------------------------------------------------------------
        597,397  Apollo Group, Inc. Class A (NON) (S)                                            39,428,202
        216,600  Career Education Corp. (NON)                                                     6,794,742
                                                                                              -------------
                                                                                                 46,222,944

Software (8.1%)
-----------------------------------------------------------------------------------------------------------
        438,000  Adobe Systems, Inc.                                                             24,541,140
         53,300  BEA Systems, Inc. (NON) (S)                                                        432,796
        969,438  BMC Software, Inc. (NON)                                                        18,341,767
        445,000  Citrix Systems, Inc. (NON)                                                      10,737,850
      8,210,448  Microsoft Corp. (SEG)                                                          229,810,441
      3,854,878  Oracle Corp. (NON)                                                              48,802,755
         49,200  Siebel Systems, Inc. (NON)                                                         467,400
        769,671  Veritas Software Corp. (NON)                                                    16,840,401
                                                                                              -------------
                                                                                                349,974,550

Technology Services (0.5%)
-----------------------------------------------------------------------------------------------------------
          7,500  Affiliated Computer Services, Inc. Class
                 A (NON) (S)                                                                        409,125
        198,900  Automatic Data Processing, Inc.                                                  8,630,271
        427,600  Fair Isaac Corp.                                                                12,913,520
         12,100  Fiserv, Inc. (NON)                                                                 430,034
                                                                                              -------------
                                                                                                 22,382,950

Telecommunications (0.5%)
-----------------------------------------------------------------------------------------------------------
          3,700  American Tower Corp. Class A (NON)                                                  63,603
        730,500  Nextel Communications, Inc. Class A
                 (NON)                                                                           19,350,945
         46,600  Sprint Corp. (FON Group)                                                           976,270
                                                                                              -------------
                                                                                                 20,390,818

Textiles (0.6%)
-----------------------------------------------------------------------------------------------------------
        661,700  Liz Claiborne, Inc.                                                             27,050,296

Tobacco (3.0%)
-----------------------------------------------------------------------------------------------------------
      2,337,736  Altria Group, Inc.                                                             113,286,688
        392,400  UST, Inc. (S)                                                                   16,151,184
                                                                                              -------------
                                                                                                129,437,872
                                                                                              -------------
                 Total Common stocks  (cost $4,003,757,418)                                  $4,300,540,310

Short-term investments (11.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $42,118,780  Putnam Prime Money Market Fund (e)                                             $42,118,780
    448,880,728  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.75% to 2.03% and
                 due dates ranging from November 1, 2004
                 to December 6, 2004 (d)                                                        448,730,979
                                                                                              -------------
                 Total Short-term investments  (cost $490,849,759)                             $490,849,759
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $4,494,607,177) (b)                                 $4,791,390,069
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at October 31, 2004 (Unaudited)

                                        Aggregate  Expiration     Unrealized
                             Value     face value        date   appreciation
----------------------------------------------------------------------------
S&P 500 Index (Long)   $27,409,775    $26,942,899      Dec-04       $466,876
----------------------------------------------------------------------------


Written options outstanding at October 31, 2004 (Unaudited)
(premiums received $430,958)

Contract                           Expiration date/
amount                             strike price                        Value
----------------------------------------------------------------------------
 61,007  Ace, Ltd. (Cayman
         Islands) (Put)            Nov 04/$30.51                      $1,556
 30,185  Apollo Group, Inc.
         Class A (Put)             Nov 04/$60.85                      30,185
 53,714  Cardinal Health,
         Inc. (Put)                Nov 04/$33.95                       3,072
 34,224  CIGNA Corp. (Put)         Nov 04/$53.82                       9,412
124,605  Countrywide
         Financial Corp. (Put)     Nov 04/$29.33                      47,973
 58,392  Investors Financial
         Services Corp. (Put)      Dec 04/$33.49                      53,078
 58,392  Investors Financial
         Services Corp. (Put)      Dec 04/$31.96                      36,740
108,386  Veritas Software
         Corp. (Put)               Nov 04/$17.97                          11
 62,530  Willis Group Holdings,
         Ltd. (Bermuda) (Put)      Nov 04/$29.42                      12,762
----------------------------------------------------------------------------
                                                                    $194,789
----------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $4,334,462,535.

  (b) The aggregate identified cost on a tax basis is $4,525,034,489, resulting in gross unrealized appreciation and depreciation of $403,323,632 and $136,968,057, respectively, or net unrealized appreciation of $266,355,580.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at October 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2004, the value of securities loaned amounted to $436,243,657. The fund received cash collateral of $448,730,979 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

  (e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $72,020 for the period ended October 31, 2004.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.
      Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004